Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets:
Trading debt securities		$ 69,989	$ 57,624	[1]
Available-for-sale, at fair value (2)		269,912	276,407	[1]
Mortgage loans held for sale	[2]	11,771	16,116
Loans held for sale		1,469	1,023	[1]
Loans	[2]	244	376
Mortgage servicing rights		14,649	13,625
Fair value asset derivatives		34,560	36,355
Net amounts in consolidated balance sheet, asset		10,770	12,228
Marketable equity securities		29,556	39,227	[1]
Equity securities		55,148	62,497	[1]
Liabilities:
Total derivative liabilities		(32,047)	(34,298)
Net amounts in consolidated balance sheet, liability		(8,499)	(8,796)
Interest rate contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset		6,406	5,701
Liabilities:
Net amounts in consolidated balance sheet, liability		(3,156)	(2,246)
Commodity contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset		739	1,388
Liabilities:
Net amounts in consolidated balance sheet, liability		(1,609)	(687)
Equity contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset		2,227	2,774
Liabilities:
Net amounts in consolidated balance sheet, liability		(2,133)	(4,460)
Foreign exchange contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset		1,359	2,317
Liabilities:
Net amounts in consolidated balance sheet, liability		(1,591)	(1,379)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale, at fair value (2)		13,348	6,319
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale, at fair value (2)		49,264	51,326
Mortgage-backed securities [Member]
Assets:
Available-for-sale, at fair value (2)		160,203	169,392
Federal agencies [Member]
Assets:
Available-for-sale, at fair value (2)		153,203	160,219
Residential [Member]
Assets:
Available-for-sale, at fair value (2)		2,775	4,608
Commercial [Member]
Assets:
Available-for-sale, at fair value (2)		4,225	4,565
Corporate debt securities [Member]
Assets:
Available-for-sale, at fair value (2)		6,271	7,666
Collateralized loan obligations [Member]
Assets:
Available-for-sale, at fair value (2)		35,343	36,056
Collateralized debt obligations [Member]
Assets:
Available-for-sale, at fair value (2)		800	1,000
Other debt securities [Member]
Assets:
Available-for-sale, at fair value (2)		5,483	5,648
Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities		5,455	4,867
Fair Value, Measurements, Recurring [Member]
Assets:
Mortgage loans held for sale		11,771	16,116
Loans held for sale		1,469	1,023
Loans		244	376
Mortgage servicing rights		14,649	13,625
Fair value asset derivatives, netting		(23,790)	(24,127)
Net amounts in consolidated balance sheet, asset		10,770	12,228
Total assets recorded at fair value		408,360	416,626
Liabilities:
Fair value liability derivatives, netting		23,548	25,502
Net amounts in consolidated balance sheet, liability		(8,499)	(8,796)
Total short sale liabilities		(19,720)	(18,472)
Other liabilities		(2)	(3)
Total liabilities recorded at fair value		(28,221)	(27,271)
Fair Value, Measurements, Recurring [Member] | Excluding NAV Investments [Member]
Assets:
Fair value asset derivatives, netting		(23,790)	(24,127)
Total assets recorded at fair value		408,258	416,626
Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives		18,435	17,630
Liabilities:
Total derivative liabilities		(16,308)	(15,472)
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives		1,588	2,354
Liabilities:
Total derivative liabilities		(2,336)	(1,335)
Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives		7,545	7,007
Liabilities:
Total derivative liabilities		(6,010)	(8,501)
Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives		6,714	8,973
Liabilities:
Total derivative liabilities		(7,113)	(8,568)
Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives		278	391
Liabilities:
Total derivative liabilities		(280)	(422)
Fair Value, Measurements, Recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities		69,989	57,624
Available-for-sale, at fair value (2)		269,912	276,407
Fair Value, Measurements, Recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		23,417	14,874
Available-for-sale, at fair value (2)		13,348	6,319
Liabilities:
Total short sale liabilities		(12,261)	(10,988)
Fair Value, Measurements, Recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities		3,275	3,735
Available-for-sale, at fair value (2)		49,264	51,326
Fair Value, Measurements, Recurring [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities		22	39
Fair Value, Measurements, Recurring [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities		30,715	25,273
Available-for-sale, at fair value (2)		160,203	169,392
Fair Value, Measurements, Recurring [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value (2)		153,203	160,219
Fair Value, Measurements, Recurring [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value (2)		2,775	4,608
Fair Value, Measurements, Recurring [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value (2)		4,225	4,565
Fair Value, Measurements, Recurring [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities		(47)	0
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		10,757	11,791
Available-for-sale, at fair value (2)		6,271	7,666
Liabilities:
Total short sale liabilities		(4,505)	(4,986)
Fair Value, Measurements, Recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		910	919
Available-for-sale, at fair value (2)		35,343	36,056
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities		893	993
Available-for-sale, at fair value (2)		5,482	5,648
Fair Value, Measurements, Recurring [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value (2)		925	553
Fair Value, Measurements, Recurring [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value (2)		112	149
Fair Value, Measurements, Recurring [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value (2)		4,445	4,946
Fair Value, Measurements, Recurring [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value (2)		1	0
Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Liabilities:
Total short sale liabilities		(2,904)	(2,213)
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Equity securities		29,454	39,227
Fair Value, Measurements, Recurring [Member] | Marketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Marketable equity securities		23,962	34,360
Fair Value, Measurements, Recurring [Member] | Nonmarketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Nonmarketable equity securities		5,492	4,867
Fair Value, Measurements, Recurring [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities		(3)	(285)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Mortgage loans held for sale		0	0
Loans held for sale		0	0
Loans		0	0
Mortgage servicing rights		0	0
Fair value asset derivatives, netting		0	0
Net amounts in consolidated balance sheet, asset		1,711	1,734
Liabilities:
Fair value liability derivatives, netting		0	0
Net amounts in consolidated balance sheet, liability		(1,525)	(1,349)
Total short sale liabilities		(14,752)	(12,588)
Other liabilities		0	0
Total liabilities recorded at fair value		(16,277)	(13,937)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Excluding NAV Investments [Member]
Assets:
Total assets recorded at fair value		55,874	51,601
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives		46	17
Liabilities:
Total derivative liabilities		(21)	(17)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives		0	0
Liabilities:
Total derivative liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives		1,648	1,698
Liabilities:
Total derivative liabilities		(1,492)	(1,313)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives		17	19
Liabilities:
Total derivative liabilities		(12)	(19)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives		0	0
Liabilities:
Total derivative liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Assets:
Trading debt securities		20,525	12,491
Available-for-sale, at fair value (2)		10,433	3,445
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		20,525	12,491
Available-for-sale, at fair value (2)		10,399	3,389
Liabilities:
Total short sale liabilities		(11,850)	(10,420)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		34	56
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Liabilities:
Total short sale liabilities		(2,902)	(2,168)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Equity securities		23,205	33,931
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Marketable equity securities		23,205	33,931
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Nonmarketable equity securities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Mortgage loans held for sale		10,774	15,118
Loans held for sale		1,409	1,009
Loans		0	0
Mortgage servicing rights		0	0
Fair value asset derivatives, netting		0	0
Net amounts in consolidated balance sheet, asset		31,279	32,980
Liabilities:
Fair value liability derivatives, netting		0	0
Net amounts in consolidated balance sheet, liability		(28,973)	(30,930)
Total short sale liabilities		(4,968)	(5,884)
Other liabilities		0	0
Total liabilities recorded at fair value		(33,941)	(36,814)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Excluding NAV Investments [Member]
Assets:
Total assets recorded at fair value		350,852	364,276
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives		18,294	17,479
Liabilities:
Total derivative liabilities		(16,217)	(15,392)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives		1,535	2,318
Liabilities:
Total derivative liabilities		(2,287)	(1,318)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives		4,582	3,970
Liabilities:
Total derivative liabilities		(3,186)	(5,338)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives		6,689	8,944
Liabilities:
Total derivative liabilities		(7,067)	(8,546)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives		179	269
Liabilities:
Total derivative liabilities		(216)	(336)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Assets:
Trading debt securities		49,174	44,726
Available-for-sale, at fair value (2)		257,435	269,968
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		2,892	2,383
Available-for-sale, at fair value (2)		2,949	2,930
Liabilities:
Total short sale liabilities		(411)	(568)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities		3,272	3,732
Available-for-sale, at fair value (2)		48,820	50,401
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities		6	20
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities		30,715	25,273
Available-for-sale, at fair value (2)		160,162	169,316
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value (2)		153,203	160,219
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value (2)		2,775	4,607
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value (2)		4,184	4,490
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities		(47)	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		10,723	11,760
Available-for-sale, at fair value (2)		5,867	7,203
Liabilities:
Total short sale liabilities		(4,505)	(4,986)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		673	565
Available-for-sale, at fair value (2)		34,543	35,036
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities		893	993
Available-for-sale, at fair value (2)		5,093	5,082
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value (2)		925	553
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value (2)		112	149
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value (2)		4,056	4,380
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value (2)		1	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Liabilities:
Total short sale liabilities		(2)	(45)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Equity securities		781	475
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Marketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Marketable equity securities		757	429
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Nonmarketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Nonmarketable equity securities		24	46
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities		(3)	(285)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Mortgage loans held for sale		997	998
Loans held for sale		60	14
Loans		244	376
Mortgage servicing rights		14,649	13,625
Fair value asset derivatives, netting		0	0
Net amounts in consolidated balance sheet, asset		1,570	1,641
Total assets recorded at fair value		25,300	24,900
Liabilities:
Fair value liability derivatives, netting		0	0
Net amounts in consolidated balance sheet, liability		(1,549)	(2,019)
Total short sale liabilities		0	0
Other liabilities		(2)	(3)
Total liabilities recorded at fair value		(1,551)	(2,022)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Excluding NAV Investments [Member]
Assets:
Total assets recorded at fair value		25,322	24,876
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives		95	134
Liabilities:
Total derivative liabilities		(70)	(63)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives		53	36
Liabilities:
Total derivative liabilities		(49)	(17)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives		1,315	1,339
Liabilities:
Total derivative liabilities		(1,332)	(1,850)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives		8	10
Liabilities:
Total derivative liabilities		(34)	(3)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives		99	122
Liabilities:
Total derivative liabilities		(64)	(86)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Assets:
Trading debt securities		290	407
Available-for-sale, at fair value (2)		2,044	2,994
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		0	0
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Trading debt securities		3	3
Available-for-sale, at fair value (2)		444	925
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other trading debt securities [Member]
Assets:
Trading debt securities		16	19
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		41	76
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Federal agencies [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Residential [Member]
Assets:
Available-for-sale, at fair value (2)		0	1
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial [Member]
Assets:
Available-for-sale, at fair value (2)		41	75
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage backed securities, other [Member]
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities		34	31
Available-for-sale, at fair value (2)		370	407
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities		237	354
Available-for-sale, at fair value (2)		800	1,020
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized debt obligations [Member]
Assets:
Available-for-sale, at fair value (2)		800	1,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed securities [Member]
Assets:
Trading debt securities		0	0
Available-for-sale, at fair value (2)		389	566
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Auto loans and leases [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Home equity loans [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other asset-backed securities [Member]
Assets:
Available-for-sale, at fair value (2)		389	566
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities [Member]
Assets:
Available-for-sale, at fair value (2)		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Equity securities		5,468	4,821
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Marketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Marketable equity securities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Nonmarketable equity securities [Member] | Excluding NAV Investments [Member]
Assets:
Nonmarketable equity securities		5,468	4,821
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other securities sold, not yet purchased [Member]
Liabilities:
Total short sale liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Including NAV Investments [Member]
Assets:
Marketable equity securities		$ 102	$ 0

[1]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.